Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred revenue
Schedule of current and non-current deferred revenue

	December 31,
	2023	2024
	US$	US$

Deferred revenue, current
Live streaming	56,817	50,728
Others	16,856	16,085
Total current deferred revenue	73,673	66,813

Deferred revenue, non-current
Live streaming	5,516	5,686
Others	7,416	6,949
Total non-current deferred revenue	12,932	12,635